Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and UncertaintiesThe Plan’s concentrations of credit and market risk are dictated by its terms, as well as by ERISA, and the investments directed by individual Participants in various mutual funds and other securities. These investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect Participants’ individual Plan account balances and the amounts reported in the Plan’s financial statements.